Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Summary of disaggregation of revenue
Revenues consisted of the following:

	Years Ended December 31,
	2018	2019	2020
Revenue from customers
Formal education services
-Educational services	143,127	212,551	278,089
-Boarding	11,107	16,036	20,444
-Sale of educational materials	14,524	19,884	32,360

Subtotal	168,758	248,471	330,893
Tuition income from training programs	50,812	37,120	34,842
Education and management service fees	13,467	21,248	36,862
Others	7,004	1,876	1,965

	240,041	308,715	404,562
Revenue from governments cooperative agreements	13,647	27,804	41,272

Revenues	253,688	336,519	445,834